Fair Value of Assets and Liabilities - Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents		¥ 3,348,126	¥ 3,841,284
Restricted cash		522,708	260,273
Trading securities		4,474	77,426
Loans at fair value		342,895	421,922
Other financial investments		459,766	353,190
Digital assets		391,267
Total Assets		5,069,236	4,954,095
Liabilities
Payable to investors of the consolidated ABFE	[1]	394,792	368,022
Total Liabilities		394,792	368,022
Level 1 Inputs [Member]
Assets
Cash and cash equivalents		3,348,126	3,841,284
Restricted cash		522,708	260,273
Trading securities		4,474	77,426
Loans at fair value
Other financial investments		404,766	291,190
Digital assets		391,267
Total Assets		4,671,341	4,470,173
Liabilities
Payable to investors of the consolidated ABFE	[1]
Total Liabilities
Level 2 Inputs [Member]
Assets
Cash and cash equivalents
Restricted cash
Trading securities
Loans at fair value
Other financial investments		27,000	27,000
Digital assets
Total Assets		27,000	27,000
Liabilities
Payable to investors of the consolidated ABFE	[1]
Total Liabilities
Level 3 Inputs [Member]
Assets
Cash and cash equivalents
Restricted cash
Trading securities
Loans at fair value		342,895	421,922
Other financial investments		28,000	35,000
Digital assets
Total Assets		370,895	456,922
Liabilities
Payable to investors of the consolidated ABFE	[1]	394,792	368,022
Total Liabilities		¥ 394,792	¥ 368,022

[1]	The Group measures payables to investors of consolidated ABFE established prior to 2025 at fair value. For ABFE established after 2025, the related payables to investors are measured at cost.